Income Taxes (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Marketable securities [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	$ 352	$ 276
Loss carryforwards [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	874	974
Investment tax credits [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	268	268
Mineral properties [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	215	203
Provision for reclamation liabilities [Member]
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	$ 1,507